Convertible Notes Payable (Details Narrative) - USD ($)					12 Months Ended
	Sep. 08, 2022	Aug. 24, 2022	May 31, 2022	Mar. 20, 2022	Dec. 31, 2022	Jun. 30, 2023	Oct. 24, 2022	May 18, 2022	Dec. 31, 2021	Oct. 31, 2021
Short-Term Debt [Line Items]
Common stock, par value					$ 0.01	$ 0.01
Creek Road Miners Inc [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount								$ 500,000
Debt instrument, interest rate					10.00%
Warrants to purchase shares									350,000	2,933,340
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001
Issuance of common stock for investment, shares			169,205
Creek Road Miners Inc [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares				600,000					1,750,936
Common stock, par value				$ 0.0001
Debt instrument, conversion				$ 900,000
Creek Road Miners Inc [Member] | Creecal Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount	$ 500,000
Debt instrument, interest rate	4.00%
Debt instrument, interest rate per annum	22.00%
Creek Road Miners Inc [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, principal amount		$ 900,000
Debt instrument, interest rate per annum		22.00%
Conversion of secured convertible debenture to Common stock, shares		600,000
Debt Instrument, Maturity Date		Aug. 25, 2023
Issuance of common stock for investment, shares					600,000